Balance Sheets - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 37,486,337	$ 31,162,346
Other current financial assets	8,275,354	10,265,207
Other current non-financial assets	6,340,765	6,935,589
Trade and other accounts receivable	190,675,390	187,422,436
Trade receivables due from related parties, current	2,581,328	11,379,684
Inventories	277,389,786	235,733,091
Current biological assets	20,782,597	18,949,252
Current tax assets, current	24,283,220	30,059,783
Total current assets other than those assets or group of assets for disposal classified as held for sale or held to distribute to owners	567,814,777	531,907,388
Non-current assets held for sale	31,092	0
Total current assets	567,845,869	531,907,388
Non-current assets
Other non-current financial assets	25,741,638	25,591,638
Other non-current non-financial assets	3,379,836	4,227,938
Non-current receivables	693,696	742,414
Investments accounted for using equity method	21,262,939	21,819,709
Intangible assets other than goodwill	47,719,373	43,426,623
Goodwill	69,028,561	31,021,819
Property, plant and equipment	391,263,749	381,736,948
Deferred tax assets	19,232,446	16,352,110
Total non-current assets	578,322,238	524,919,199
Total Assets	1,146,168,107	1,056,826,587
Current liabilities
Other current financial liabilities	129,222,021	140,452,483
Trade and other accounts payable	124,333,481	120,753,782
Trade payables due to related parties, current	5,777,642	7,361,779
Other short-term provisions	24,407,046	17,420,500
Current tax liabilities, current	12,540,564	18,813,566
Current provisions for employee benefits	16,216,767	15,074,953
Other current non-financial liabilities	770,158	815,077
Total current liabilities other than liabilities included in groups of assets for disposal classified as held for sale	313,267,679	320,692,140
Total current liabilities	313,267,679	320,692,140
Non-current liabilities
Other non-current financial liabilities	191,209,617	127,810,125
Trade payables due to related parties, non-current	300,937	292,555
Deferred tax liabilities	63,966,069	59,266,143
Non-current provisions for employee benefits	2,867,500	2,829,938
Other non-current non-financial liabilities	2,403,061	595,435
Total non-current liabilities	260,747,184	190,794,196
Total Liabilities	574,014,863	511,486,336
Equity
Issued capital	84,178,790	84,178,790
Retained earnings	481,812,864	450,031,184
Other reserves	2,330,314	8,263,848
Equity attributable to Owners of the Parent	568,321,968	542,473,822
Non-controlling interests	3,831,276	2,866,429
Total equity	572,153,244	545,340,251
Total liabilities and equity	$ 1,146,168,107	$ 1,056,826,587